RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
3.   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Many of the changes here are clarifications of existing guidance or wording changes to align with IFRS 13. The new measurement guidance did not have an impact on the Company's financial statements and the new disclosure requirements are in Note 10 "Financial Instruments".